COMMITMENTS AND CONTINGENCIES - Summary of future minimum lease payments under non-cancellable operating lease agreements (Detail) ¥ in Thousands	Sep. 30, 2020 CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
2021	¥ 1,028,730
2022	909,053
2023	782,914
2024	651,316
2025	539,349
Thereafter	846,837
Total	¥ 4,758,199